Summary of significant accounting policies - Segment revenue (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) segment item	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of geographical areas [line items]
Number of Co-CEOs | item	2
Number of operating segments | segment	1
Number of reportable segments | segment	1
Revenue	€ 139,623	€ 160,408	€ 129,058
Property and equipment	16,559	17,434
West Africa
Disclosure of geographical areas [line items]
Revenue	63,105	68,919	65,655
Property and equipment	4,333	5,201
North Africa
Disclosure of geographical areas [line items]
Revenue	48,476	57,238	36,947
Property and equipment	6,343	4,878
East Africa And South Africa [Member]
Disclosure of geographical areas [line items]
Revenue	27,107	32,839	25,947
Property and equipment	4,506	6,243
Europe
Disclosure of geographical areas [line items]
Revenue	728	1,363	€ 509
Property and equipment	1,323	1,030
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	207	49
Property and equipment	€ 54	€ 82